UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07404

Invesco California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024
Invesco California Value Municipal Income Trust
NYSE:
VCV

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
15	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
25	Approval of Investment Advisory and Sub-Advisory Contracts
27	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary Cumulative total returns, 2/29/24 to 8/31/24

Trust at NAV	2.79%
Trust at Market Value	14.62
S&P Municipal Bond Index ▼ (Broad Market Index)	1.94
S&P Municipal Bond California 5+ Year Investment Grade Index ▼ (Style-Specific Index)	1.41
Market Price Discount to NAV as of 8/31/24	-4.67

Source(s): ▼ RIMES Technologies Corp.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The
S&P Municipal Bond California 5+ Year Investment Grade Index
tracks the performance of investment-grade, California-issued US municipal bonds with maturities equal to or greater than five years.
The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2024, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco California Value Municipal Income Trust

Schedule of Investments
August 31, 2024
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–159.27% (a)
California–155.09%
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	$490	$533,299

Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	771,140

Series 2023, RB	5.00%	09/01/2053	1,175	1,214,643

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM) (b)(c)	5.45%	10/01/2052	2,000	1,143,412

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC) (c)(d)	0.00%	08/01/2035	1,120	790,055

Series 2009 B, GO Bonds (INS - AGC) (c)(d)	0.00%	08/01/2036	1,805	1,215,624

Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2048	660	688,026

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (d)	0.00%	08/01/2026	1,245	1,183,005

Series 2009, GO Bonds (d)	0.00%	08/01/2028	3,000	2,699,466

Series 2009, GO Bonds (d)	0.00%	08/01/2031	2,010	1,646,193

Series 2009, GO Bonds (d)	0.00%	08/01/2032	430	340,012

Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB (e)	5.25%	07/01/2049	2,000	2,162,076

Series 2024 B, RB (e)	5.25%	07/01/2054	2,450	2,628,093

California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB (f)	5.25%	04/01/2030	3,000	3,235,993

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023, RB (f)	5.00%	08/01/2029	1,400	1,488,310

Series 2023, RB (f)	5.00%	03/01/2031	1,600	1,719,424

Series 2024, RB (f)	5.00%	12/01/2032	5,000	5,396,293

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,369,726

California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB (g)	5.00%	08/01/2049	2,640	2,539,688

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (d)	0.00%	06/01/2055	22,950	2,351,028

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	601,750

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	934,277

Series 2020 A, Ref. RB	4.00%	06/01/2049	290	270,940

Series 2020 B-2, Ref. RB (d)	0.00%	06/01/2055	10,000	1,972,926

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,110	1,121,178

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	345,683

Series 2020, Ref. RB	5.00%	06/01/2049	635	651,378

Series 2020, Ref. RB (d)	0.00%	06/01/2055	2,950	658,022

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (d)	0.00%	06/01/2046	10,000	2,794,526

California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,570,367

California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,189,029

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,368,496

California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.25%	10/01/2044	2,000	2,140,514

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,437,955

California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB (g)	6.25%	06/01/2053	915	929,962

California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	5,000	5,732,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System);
Series 2021 A, Ref. RB (h)	4.00%	08/15/2048	$22,610	$22,617,314

Series 2021 A, Ref. RB	5.00%	08/15/2051	7,950	8,561,756

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	2,285	2,337,210

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	8,690	8,335,407

California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024, RB	5.25%	11/15/2053	1,250	1,327,295

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	7,000	8,495,729

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,079,923

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,036,508

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	2,000	2,000,266

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	2,915	2,991,338

Series 2018 A, RB	4.00%	11/15/2042	4,000	3,977,546

California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	3,387	3,487,248

California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,772,032

California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage) (c)	5.00%	05/15/2053	8,145	8,811,716

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,750	2,766,197

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB (g)	5.00%	06/01/2038	560	568,740

Series 2018 A, RB (g)	5.00%	06/01/2048	2,270	2,279,049

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,429,020

Series 2020 B, RB	4.00%	09/01/2043	315	295,916

Series 2020 B, RB	4.00%	09/01/2050	455	412,349

Series 2021 C, RB	4.00%	09/01/2046	1,300	1,227,137

Series 2021 C, RB	4.00%	09/01/2051	1,800	1,651,411

Series 2022 B, Ref. RB	6.00%	09/01/2052	840	907,937

Series 2022 B, Ref. RB	6.30%	09/01/2052	335	364,949

Series 2022 C, RB	6.25%	09/01/2052	1,000	1,083,473

Series 2023 B, RB	5.75%	09/01/2053	500	544,183

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (g)	5.00%	11/01/2046	1,200	1,202,109

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	800	800,518

Series 2014 A, RB	5.25%	08/15/2049	3,700	3,701,508

Series 2014 B, RB	5.88%	08/15/2049	295	295,092

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,049,254

Series 2021 B, Ref. RB	4.00%	08/15/2056	995	885,939

Series 2023, RB	5.25%	08/15/2058	500	528,171

Series 2024, Ref. RB	5.00%	08/15/2054	800	860,712

Series 2024, Ref. RB	5.00%	08/15/2059	1,000	1,067,463

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	2,350	2,433,739

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM) (c)	5.00%	05/15/2049	2,840	2,948,639

California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	3,995	4,029,832

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,511,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	$1,050	$1,147,314

California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,351,961

Series 2021, RB	4.00%	10/01/2046	420	396,396

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (e)	5.00%	12/31/2043	3,995	4,070,282

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,198,204

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB (g)	5.00%	07/01/2049	1,200	1,202,815

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM) (c)	5.25%	11/01/2052	2,100	2,247,321

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,367,444

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,836,728

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM) (c)	5.00%	05/15/2025	500	505,699

Series 2019, RB (INS - BAM) (c)	5.00%	05/15/2052	2,375	2,458,979

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,182,044

California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB (g)	5.00%	08/01/2039	500	452,983

Series 2019, Ref. RB (g)	5.00%	08/01/2048	2,700	2,319,618

California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (e)(g)	5.00%	07/01/2027	1,380	1,388,252

Series 2012, RB (e)(g)	5.00%	07/01/2037	6,000	6,017,173

Series 2012, RB (e)(g)	5.00%	11/21/2045	2,000	2,003,502

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB (g)	5.13%	07/01/2055	2,000	1,762,914

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB (g)	5.00%	11/15/2046	960	914,176

Series 2021, RB (g)	5.00%	11/15/2056	1,735	1,585,168

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,764,206

California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB (g)	10.00%	05/15/2028	1,100	1,282,177

California (State of) Public Works Board (May Lee State Office Complex); Series 2024, RB	5.00%	04/01/2049	2,000	2,222,902

California (State of) Public Works Board (Various Capital); Series 2021 B, RB (h)	4.00%	05/01/2046	10,000	10,063,407

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,002,096

Series 2015, RB (g)	5.00%	07/01/2030	1,130	1,142,350

Series 2015, RB (g)	5.00%	07/01/2045	2,635	2,646,476

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB (g)	6.13%	07/01/2052	1,455	1,504,603

Series 2022 A, RB (g)	6.25%	07/01/2062	1,810	1,869,677

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB (g)	5.00%	08/01/2045	600	602,569

Series 2016, Ref. RB (f)(g)(i)	5.00%	08/01/2025	130	132,772

Series 2016, Ref. RB (g)	5.00%	08/01/2041	1,000	1,005,870

Series 2016, Ref. RB (g)	5.00%	08/01/2046	1,370	1,375,261

California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB (g)	5.00%	10/01/2050	1,000	1,013,444

Series 2022 A, Ref. RB (g)	5.00%	10/01/2061	2,100	2,131,555

California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB (g)	5.00%	07/01/2054	1,900	1,917,267

Series 2024, RB (g)	5.00%	07/01/2054	600	625,559

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB (g)	5.00%	08/01/2045	1,000	1,004,370

Series 2018 A, RB (g)	5.00%	08/01/2048	1,750	1,780,048

California (State of) School Finance Authority (Harbor Springs Obligated Group); Series 2024, RB (g)	5.63%	07/01/2063	1,180	1,231,135

California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB (g)	5.50%	07/01/2062	775	798,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB (g)	5.00%	07/01/2034	$600	$600,503

Series 2014 A, RB (g)	5.13%	07/01/2044	750	750,332

Series 2015 A, RB (g)	5.00%	07/01/2045	1,150	1,154,730

Series 2017 A, RB (g)	5.00%	07/01/2047	870	880,040

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB (g)	5.00%	07/01/2039	750	784,758

California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program) (g)	5.63%	06/01/2043	560	575,695

California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB (g)	6.00%	06/01/2063	1,500	1,534,010

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	674,580

Series 2017, RB	5.00%	09/02/2046	715	730,743

Series 2020 B, RB	4.00%	09/02/2050	185	165,872

Series 2020, RB	5.00%	09/02/2050	805	830,929

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	1,730	1,765,894

Series 2015 A, Ref. RB	5.00%	03/01/2045	5,585	5,644,333

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,062,687

California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	2,000	1,907,918

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB (g)	6.38%	11/01/2043	4,035	4,040,659

Series 2017 A, Ref. RB (g)	5.00%	11/01/2041	1,000	1,008,362

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1); Series 2020, RB	4.00%	09/01/2050	625	567,293

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	1,035	961,656

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	533,514

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,083,428

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM) (c)	5.38%	08/15/2057	1,680	1,828,426

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,430	1,430,502

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	4,580	4,648,572

California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	200	198,256

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,271,028

Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,760,129

Series 2024 A, Ref. RB	5.25%	12/01/2054	2,500	2,799,896

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB (g)	5.00%	06/01/2046	2,000	2,009,792

Series 2019, RB (g)	5.00%	06/01/2039	375	384,031

Series 2019, RB (g)	5.00%	06/01/2051	1,145	1,151,634

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (g)	5.25%	12/01/2056	3,500	3,540,207

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2043	1,000	1,047,747

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB (g)	5.25%	07/01/2039	910	936,080

Series 2019, RB (g)	5.25%	07/01/2049	2,500	2,541,333

California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	1,034,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/02/2043	$375	$392,318

Series 2023, RB	5.25%	09/01/2051	1,000	1,058,523

Series 2023, RB	5.25%	09/02/2053	1,000	1,016,224

Series 2023, RB	5.50%	09/02/2053	625	653,241

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,000	3,039,565

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB (d)	0.00%	06/01/2046	17,000	4,459,493

California State University;
Series 2017 A, Ref. RB (h)(j)	5.00%	11/01/2047	10,000	10,416,072

Series 2024 A, RB	5.50%	11/01/2049	5,000	5,856,714

Chino (City of), CA Community Facilities District; Series 2020, RB	4.00%	09/01/2040	75	75,181

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL) (c)(d)	0.00%	08/01/2029	625	546,919

Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,782,646

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,695	1,695,215

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (d)	0.00%	08/01/2039	4,420	2,560,462

Series 2009, GO Bonds (d)	0.00%	08/01/2048	2,860	1,048,379

Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 5); Series 2023, RB	5.38%	09/01/2051	1,250	1,311,361

Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	96,505

Series 2020, RB	4.00%	09/01/2028	95	96,766

Series 2020, RB	4.00%	09/01/2050	350	315,232

El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	3,031,594

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (d)	0.00%	08/01/2031	2,735	2,233,874

Series 2009 A, GO Bonds (d)	0.00%	08/01/2033	615	467,666

Elsinore Valley Municipal Water District; Series 2021 A, RB (g)	4.50%	09/01/2051	990	898,966

Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	2,994,612

Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,960,188

Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	518,546

Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,007,162

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB (d)(i)	0.00%	01/01/2027	2,950	2,779,738

Series 2015, Ref. RB (INS - AGM) (c)(d)	0.00%	01/15/2035	6,245	4,412,583

Series 2021 A, Ref. RB (INS - BAM) (c)	4.00%	01/15/2046	1,000	1,002,735

Series 2021 C, Ref. RB	4.00%	01/15/2043	3,227	3,186,785

Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,906,098

Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,110,125

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM) (c)(e)	5.00%	07/01/2053	3,290	3,436,930

Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	625	625,825

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (d)(i)	0.00%	08/01/2029	85	74,617

Series 2009 A, GO Bonds (INS - AGC) (c)(d)	0.00%	08/01/2029	665	579,110

Glendale Community College District; Series 2020 B, GO Bonds (d)	0.00%	02/01/2045	1,285	534,865

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (d)	0.00%	06/01/2066	14,000	1,634,881

Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	227,758

Series 2021 A, RB	4.00%	09/01/2051	500	439,606

Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM) (c)	4.13%	08/01/2055	4,330	4,333,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Independent Cities Finance Authority;
Series 2021, RB (INS - AGM) (c)(g)	4.00%	06/01/2046	$1,825	$1,827,806

Series 2021, RB (INS - AGM) (c)(g)	4.00%	06/01/2051	1,250	1,231,593

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB (d)	0.00%	06/01/2036	15,000	6,977,410

Series 2007 C-2, RB (d)	0.00%	06/01/2047	35,000	7,732,417

Irvine (City of), CA (Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2025	500	505,392

Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB (f)(i)	5.00%	09/02/2024	355	355,000

Series 2013, RB (f)(i)	5.00%	09/02/2024	400	400,000

Series 2013, RB (f)(i)	5.00%	09/02/2024	325	325,000

Series 2013, RB (f)(i)	5.00%	09/02/2024	350	350,000

Series 2013, RB (f)(i)	5.00%	09/02/2024	705	705,000

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB (f)(i)	5.00%	09/01/2024	1,055	1,055,000

Series 2014, RB (f)(i)	5.00%	09/01/2024	1,055	1,055,000

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM) (c)	5.00%	09/01/2038	1,500	1,511,581

Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM) (c)	4.00%	09/01/2054	995	969,015

Lake Elsniore (City of), CA Community Facilities District No. 2006-1; Series 2021, RB	4.00%	09/01/2046	400	371,711

Lammersville Joint Unified School District; Series 2020, RB	4.00%	09/01/2049	320	294,917

Lincoln (City of), CA Community Facilities District No. 2019-1; Series 2022, RB	5.00%	09/01/2052	2,000	2,070,062

Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2026	1,000	1,008,305

Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	4,185	4,192,382

Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	1,030	1,032,184

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,735,530

Long Beach Unified School District; Series 2012, Ref. GO Bonds	5.00%	08/01/2031	11,625	11,641,082

Los Alamitos Unified School District; Series 2013, GO Bonds (b)	6.01%	08/01/2040	3,340	3,475,260

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	986,834

Series 2014, Ref. RB	5.00%	09/01/2030	985	986,771

Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB (e)	5.00%	05/15/2047	2,000	2,034,796

Series 2022, RB (e)(h)	5.25%	05/15/2047	8,000	8,548,536

Series 2023, RB (e)(h)(j)	5.25%	05/15/2048	10,000	10,340,124

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB (e)	4.00%	05/15/2042	3,225	3,148,054

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB (e)	5.00%	05/15/2048	1,625	1,671,793

Series 2020 C, RB (e)	5.00%	05/15/2045	5,000	5,210,744

Series 2022, Ref. RB (e)	5.00%	05/15/2045	1,000	1,058,140

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds); Series 2023, Ref. RB (e)	5.25%	05/15/2048	3,000	3,233,057

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	1,000	1,045,974

Series 2024, RB	5.00%	09/01/2049	375	395,084

Series 2024, RB	5.00%	09/01/2054	425	446,344

Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB (h)	4.00%	12/01/2046	15,880	15,971,335

Los Angeles County Facilities 2, Inc.; Series 2024 A, RB	5.25%	06/01/2054	2,500	2,809,441

Los Angeles County Facilities, Inc.; Series 2022, RB (h)	4.00%	12/01/2048	25,000	24,808,830

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (d)(i)	0.00%	08/01/2026	1,200	1,139,057

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	774,785

Series 2020, RB	4.00%	09/01/2051	1,470	1,286,529

Marina (City of), CA Redevelopment Agency Successor Agency; Series 2020 B, RB	4.00%	09/01/2040	300	289,182

Martinez Unified School District (Election of 2016); Series 2021, GO Bonds (INS - AGM) (c)	4.00%	08/01/2051	8,605	8,517,357

Menifee Union School District; Series 2021, RB	4.00%	09/01/2051	675	625,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	$295	$279,690

Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	957,244

Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,651,836

Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,066,185

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC) (c)(d)	0.00%	08/01/2034	850	620,963

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC) (c)(d)	0.00%	08/01/2031	2,000	1,598,357

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC) (c)(d)	0.00%	08/01/2029	1,250	1,085,920

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	447,573

Series 2019, RB	5.00%	09/01/2048	485	496,533

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM) (c)	4.00%	12/01/2050	970	956,619

Series 2020 B, RB (INS - BAM) (c)	4.00%	12/01/2043	1,165	1,169,460

Series 2023, RB (INS - BAM) (c)	4.25%	12/01/2052	2,500	2,517,886

M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	830	889,064

Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM) (c)(d)	0.00%	09/01/2031	6,670	5,386,993

North Orange County Community College District; Series 2022 C, GO Bonds (h)(j)	4.00%	08/01/2047	10,000	9,991,129

Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM) (c)(d)	0.00%	08/01/2029	6,000	5,237,719

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (d)	0.00%	08/01/2028	670	598,940

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	273,332

Series 2015 A, RB	5.25%	08/15/2045	3,555	3,587,984

Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,040,474

Orange (County of), CA Community Facilities District No. 2017-1 (Village of Esencia)); Series 2020, RB	4.00%	08/15/2045	355	337,530

Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,200	2,285,613

Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	422,879

Series 2021, Ref. RB	4.00%	09/01/2051	650	571,488

Palomar Community College District (Election of 2006); Series 2010, GO Bonds (b)	6.38%	08/01/2045	6,670	6,327,581

Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	1,006,664

Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	999,111

Series 2021, RB	4.00%	09/01/2051	1,225	1,106,203

Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	970	971,034

Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC) (c)(d)	0.00%	07/01/2049	8,440	2,574,322

Rancho Cordova (City of), CA (Community Facilities District No. 2014-1); Series 2022, RB	5.00%	09/01/2051	1,200	1,239,063

Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.13%	09/01/2043	525	556,704

Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	350,628

Series 2021, RB	4.00%	09/01/2051	325	291,636

Regents of the University of California Medical Center;
Series 2016 L, Ref. RB (h)(j)	5.00%	05/15/2047	10,000	10,215,550

Series 2022-XX1201, RB (h)(j)	4.00%	05/15/2053	20,000	19,918,776

River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGM) (c)	5.25%	09/01/2052	1,400	1,522,065

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,784,375

Series 2015, RB	5.00%	09/01/2044	1,500	1,510,601

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,673,746

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	117,693

Series 2020, RB	4.00%	09/01/2050	265	242,408

Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	398,498

Romoland School District (Underwood); Series 2023, RB	5.00%	09/01/2054	510	530,871

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,679,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Roseville (City of), CA; Series 2023, RB	5.50%	09/01/2043	$505	$532,957

Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities); Series 2020, RB	5.00%	09/01/2050	1,520	1,564,900

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	135,701

Series 2020, RB	4.00%	09/01/2050	200	177,103

Roseville (City of), CA Community Facilities District No. 1 (Improvement Area No. 2); Series 2023, RB	5.25%	09/01/2053	500	525,164

Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	3,000	3,095,984

Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2024 M, RB	5.00%	11/15/2054	2,000	2,233,850

Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	181,261

Series 2020, RB	4.00%	09/01/2045	380	354,828

Series 2020, RB	4.00%	09/01/2050	225	203,593

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	420	421,208

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	3,000	3,234,541

Series 2021 B, RB (e)	4.00%	07/01/2051	2,960	2,799,822

Series 2021 B, RB (e)	5.00%	07/01/2051	5,000	5,185,965

Series 2021 B, RB (e)	5.00%	07/01/2056	2,000	2,067,242

Series 2022-XX1215, RB (e)(h)(j)	5.00%	07/01/2051	10,000	10,371,929

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB (e)	5.00%	05/01/2052	6,775	7,097,640

Second Series 2022 B, Ref. RB (h)(j)	4.00%	05/01/2052	10,000	9,812,433

Series 2017 A, RB (e)	5.00%	05/01/2047	1,630	1,648,579

Series 2019 A, RB (e)	5.00%	05/01/2049	9,500	9,748,284

Series 2019 E, RB (e)(f)(i)	4.00%	05/01/2029	175	180,631

Series 2019 E, RB (e)	4.00%	05/01/2050	1,825	1,742,135

Series 2019 E, RB (e)(h)	5.00%	05/01/2050	10,000	10,252,592

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	217,098

Series 2020, RB	4.00%	09/01/2050	425	388,163

San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1; Series 2023 A, RB (g)	5.50%	09/01/2053	1,530	1,569,974

San Francisco (City & County of), CA Special Tax District No. 2020-1; Series 2023, RB (g)	5.75%	09/01/2053	1,500	1,625,918

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,470	1,474,844

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	220,250

Series 2014 A, RB	5.00%	08/01/2028	370	370,420

Series 2014 A, RB	5.00%	08/01/2029	450	450,505

Series 2014 A, RB	5.00%	08/01/2032	785	785,604

Series 2014 A, RB	5.00%	08/01/2033	375	375,281

Series 2014 A, RB	5.00%	08/01/2043	1,000	1,000,567

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds (h)	4.25%	08/01/2052	10,000	10,106,043

San Jose (City of), CA; Series 2017 A, Ref. RB (e)	5.00%	03/01/2047	8,395	8,485,482

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM) (c)(d)	0.00%	09/01/2032	1,000	785,887

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM) (c)	5.00%	08/01/2030	2,500	2,503,650

San Mateo Joint Powers Financing Authority; Series 2023, RB (h)(j)	4.00%	07/15/2052	13,565	13,381,790

San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGM) (c)	4.00%	11/01/2052	6,000	5,925,894

Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM) (c)(d)	0.00%	04/01/2036	1,000	640,693

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	2,015,439

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (d)	0.00%	06/01/2036	8,000	4,212,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM) (c)(d)	0.00%	08/01/2028	$1,520	$1,362,989

Series 2007 C, GO Bonds (INS - AGM) (c)(d)	0.00%	08/01/2029	5,000	4,356,318

Series 2007 C, GO Bonds (INS - AGM) (c)(d)	0.00%	08/01/2030	1,210	1,020,171

South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	4.00%	09/01/2044	1,000	945,096

South Tahoe Joint Powers Financing Authority; Series 2023 A, RB	5.25%	10/01/2053	4,000	4,453,485

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	245	248,477

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	730,348

Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS -BAM) (c)	4.00%	08/01/2047	2,505	2,491,318

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB (f)(i)	5.25%	09/16/2024	1,500	1,501,141

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2046	3,990	3,604,406

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds (d)	0.00%	08/01/2034	1,320	816,973

Tracy (City of), CA Community Facilities District No. 21-1(Hillview); Series 2022, RB	5.00%	09/01/2052	1,645	1,702,626

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	3,500	3,614,885

Series 2020 A, RB	5.00%	10/01/2049	4,590	4,705,870

Series 2020 B, RB	5.00%	10/01/2034	300	316,551

Series 2020 B, RB	5.00%	10/01/2038	300	311,098

University of California; Series 2020 BE, Ref. RB	4.00%	05/15/2047	7,600	7,669,152

University of California (Limited); Series 2018 O, Ref. RB (h)	5.00%	05/15/2058	10,000	10,447,588

Washington Township Health Care District; Series 2023 A, RB	5.75%	07/01/2048	500	549,864

Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds (INS - AGM) (c)	4.50%	08/01/2053	2,400	2,461,305

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL) (c)(d)	0.00%	08/01/2025	5,000	4,870,975

West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	569,468

Series 2021, RB	4.00%	09/01/2046	745	689,951

Series 2021, RB	4.00%	09/01/2049	1,775	1,619,087

West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	359,715

Series 2021, RB	4.00%	09/01/2046	550	509,653

Series 2021, RB	4.00%	09/01/2051	760	683,055

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,041,983

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (d)	0.00%	08/01/2032	9,370	7,380,287

Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,600	1,635,693

				843,107,451

Puerto Rico–2.54%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,380	1,387,134

Series 2002, RB	5.63%	05/15/2043	675	682,838

Series 2005 A, RB (d)	0.00%	05/15/2050	4,325	835,651

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $ 1,192,543) (INS - NATL) (c)(k)	5.25%	07/01/2030	1,150	1,130,685

Series 2007 VV, Ref. RB (Acquired 04/24/2020; Cost $ 2,012,965) (INS - NATL) (c)(k)	5.25%	07/01/2033	2,000	1,978,230

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (d)	0.00%	07/01/2031	1,500	1,151,816

Series 2018 A-1, RB (d)	0.00%	07/01/2046	10,000	3,371,935

Series 2018 A-1, RB (d)	0.00%	07/01/2051	13,280	3,259,075

				13,797,364

Guam–0.98%
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,734,201

Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,540	1,592,281

				5,326,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands–0.66%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	$1,720	$1,576,840

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB (g)	5.00%	09/01/2030	2,000	2,018,264

				3,595,104

Total Municipal Obligations (Cost $846,776,542)				865,826,401

			Shares
MuniFund Preferred Shares–1.47%
Nuveen California AMT-Free Quality Municipal Income Fund (Cost $8,000,000) (g)(l)			8,000,000	8,000,000

TOTAL INVESTMENTS IN SECURITIES (m) –160.74% (Cost $854,776,542)				873,826,401

FLOATING RATE NOTE OBLIGATIONS–(26.21)%
Notes with interest and fee rates ranging from 3.45% to 3.74% at 08/31/2024 and contractual maturities of collateral ranging from 05/01/2046 to 05/15/2058 (See Note 1J) (n)				(142,495,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.55)%				(176,936,943)

OTHER ASSETS LESS LIABILITIES–(1.98)%				(10,765,982)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$543,628,476

Investment Abbreviations:

AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corp.
BAM – Build America Mutual Assurance Co.
CEP – Credit Enhancement Provider
COP – Certificates of Participation
FNMA – Federal National Mortgage Association
GO – General Obligation
INS – Insurer
NATL – National Public Finance Guarantee Corp.
RB – Revenue Bonds
Ref. – Refunding
RN – Revenue Notes
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $86,294,717, which represented 15.87% of the Trust’s Net Assets.

(h)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $60,710,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Restricted security. The aggregate value of these securities at August 31, 2024 was $3,108,915, which represented less than 1% of the Trust’s Net Assets.
(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.

(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	6.49%

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Trust’s investments with a value of $207,263,448 are held by TOB Trusts and serve as collateral for the $142,495,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco California Value Municipal Income Trust

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2024

Revenue Bonds	84.44%

General Obligation Bonds	13.49

Pre-Refunded Bonds	1.15

Other	0.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco California Value Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $854,776,542)	$873,826,401

Receivable for:
Investments sold	1,370,150

Interest	8,350,940

Investment for trustee deferred compensation and retirement plans	50,030

Total assets	883,597,521

Liabilities:
Floating rate note obligations	142,495,000

Variable rate muni term preferred shares ($0.01 par value, 1,770 shares issued with liquidation preference of $100,000 per share)	176,936,943

Payable for:
Investments purchased	2,753,299

Dividends	181,652

Amount due custodian	16,424,397

Accrued fees to affiliates	47,499

Accrued interest expense	694,472

Accrued trustees’ and officers’ fees and benefits	608

Accrued other operating expenses	307,117

Trustee deferred compensation and retirement plans	128,058

Total liabilities	339,969,045

Net assets applicable to common shares	$543,628,476

Net assets applicable to common shares consist of:
Shares of beneficial interest - common shares	$578,223,555

Distributable earnings (loss)	(34,595,079)

$543,628,476

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,890,525

Net asset value per common share	$11.35

Market value per common share	$10.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco California Value Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:

Interest	$19,316,278

Expenses:
Advisory fees	2,399,006

Administrative services fees	40,664

Custodian fees	4,033

Interest, facilities and maintenance fees	7,090,454

Transfer agent fees	11,914

Trustees’ and officers’ fees and benefits	16,059

Registration and filing fees	23,460

Reports to shareholders	193,626

Professional services fees	125,877

Other	(5,257)

Total expenses	9,899,836

Net investment income	9,416,442

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,211,090))	(6,415,338)

Change in net unrealized appreciation of unaffiliated investment securities	10,753,267

Net realized and unrealized gain	4,337,929

Net increase in net assets resulting from operations applicable to common shares	$13,754,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco California Value Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31,	February 29,
	2024	2024

Operations:
Net investment income	$9,416,442	$18,724,763

Net realized gain (loss)	(6,415,338)	(9,323,400)

Change in net unrealized appreciation	10,753,267	33,554,723

Net increase from payments by affiliates	–	1,076,573

Net increase in net assets resulting from operations applicable to common shares	13,754,371	44,032,659

Distributions to common shareholders from distributable earnings	(14,539,563)	(18,460,957)

Return of capital applicable to common shares	–	(862,870)

Total distributions	(14,539,563)	(19,323,827)

Net increase (decrease) in net assets applicable to common shares	(785,192)	24,708,832

Net assets applicable to common shares:
Beginning of period	544,413,668	519,704,836

End of period	$543,628,476	$544,413,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco California Value Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)

Cash provided by operating activities:

Net increase in net assets resulting from operations applicable to common shares	$13,754,371

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(52,066,043)

Proceeds from sales of investments	59,978,435

Purchases of short-term investments, net	(7,724,329)

Amortization (accretion) of premiums and discounts, net	(1,924,763)

Net realized loss from investment securities	6,415,338

Net change in unrealized appreciation on investment securities	(10,753,267)

Change in operating assets and liabilities:

Decrease in receivables and other assets	168,333

Increase in accrued expenses and other payables	145,477

Net cash provided by operating activities	7,993,552

Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	15,208,731

Dividends paid to common shareholders from distributable earnings	(14,392,283)

Decrease in VMTP Shares, at liquidation value	(31,300,000)

Proceeds from TOB Trusts	22,490,000

Net cash provided by (used in) financing activities	(7,993,552)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$7,119,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco California Value Municipal Income Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended		Years Ended			Year Ended
	August 31,		February 29,		February 28,			February 29,
	2024		2024		2023	2022	2021	2020
Net asset value per common share, beginning of period	$11.37		$10.85		$12.87	$13.44	$13.90	$12.81
Net investment income(a)	0.20		0.39		0.47	0.56	0.57	0.54
Net gains (losses) on securities (both realized and unrealized)	0.08		0.53		(1.99)	(0.56)	(0.48)	1.10
Total from investment operations	0.28		0.92		(1.52)	–	0.09	1.64
Less:
Dividends paid to common shareholders from net investment income	(0.30)		(0.38)		(0.47)	(0.57)	(0.55)	(0.52)
Return of capital	–		(0.02)		(0.03)	–	–	(0.03)
Total distributions	(0.30)		(0.40)		(0.50)	(0.57)	(0.55)	(0.55)
Net asset value per common share, end of period	$11.35		$11.37		$10.85	$12.87	$13.44	$13.90
Market value per common share, end of period	$10.82		$9.72		$9.51	$11.71	$12.86	$12.60
Total return at net asset value(b)	2.79%		9.36	% (c)	(11.46)%	(0.07)%	1.08%	13.29%
Total return at market value(d)	14.62%		6.66%		(14.70)%	(4.98)%	6.70%	9.45%
Net assets applicable to common shares, end of period (000’s omitted)	$543,628		$544,414		$519,705	$616,125	$643,116	$665,098
Portfolio turnover rate(e)	6%		10%		30%	10%	20%	8%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.64	% (f)	3.84%		2.92%	1.43%	1.66%	2.26%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.03	% (f)	0.97%		0.99%	0.89%	0.92%	0.92%
Without fee waivers and/or expense reimbursements	3.64	% (f)	3.84%		2.92%	1.43%	1.66%	2.26%
Ratio of net investment income to average net assets	3.46	% (f)	3.57%		4.22%	4.09%	4.27%	4.08%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$177,000		$208,300		$208,300	$208,300	$208,300	$208,300
Asset coverage per preferred share(g)	$407,135		$361,360		$349,498	$395,787	$408,745	$419,298
Liquidating preference per preferred share	$100,000		$100,000		$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 9.17%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco California Value Municipal Income Trust

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco California Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Incom
e – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

20	Invesco California Value Municipal Income Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates –
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.
Other Risks
- The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities,

21	Invesco California Value Municipal Income Trust

conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free
municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2024, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2024, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2024, the Trust engaged in securities purchases of $12,614,317 and securities sales of $29,611,930, which resulted in net realized gains (losses) of $(2,211,090).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust

22	Invesco California Value Municipal Income Trust

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $132,647,143 and 3.99%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$22,479,724	$22,253,313	$44,733,037

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2024 was $54,821,752 and $61,343,435, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$37,613,809

Aggregate unrealized (depreciation) of investments	(15,827,133)

Net unrealized appreciation of investments	$21,786,676

Cost of investments for tax purposes is $852,039,725.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 29,
	2024	2024

Beginning shares	47,890,525	47,890,525

Shares issued through dividend reinvestment	–	–

Ending shares	47,890,525	47,890,525

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/6-VCV
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2024 the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/15/2012	1,883	12/02/2024	04/14/2022

06/01/2017	200	12/02/2024	04/14/2022

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On May 31, 2024, the Trust redeemed 313 Series
2015/6-VCV
VMTP Shares, with a liquidation preference of $100,000 per share to pay holders of record as of May 1, 2024, the redemption price, including accumulated but unpaid dividends, to holders of VMTP Shares called for redemption on such date, in connection with the partial redemption. Effective June 1, 2024, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 2, 2027, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2024, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP

23	Invesco California Value Municipal Income Trust

Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2024 were $192,479,891 and 4.54%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2024:

Declaration Date	Amount per Share	Record Date	Payable Date

September 3, 2024	$0.0646	September 17, 2024	September 30, 2024

October 1, 2024	$0.0646	October 16, 2024	October 31, 2024

24	Invesco California Value Municipal Income Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco California Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees,
that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The
Sub-Committees
meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory
contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up
responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the first quintile for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year

25	Invesco California Value Municipal Income Trust

periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only five funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding the Fund’s contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds. The independent Trustees met and discussed those follow-up
responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco
Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

26	Invesco California Value Municipal Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Against/Withheld

(1)	Elizabeth Krentzman	38,216,660.70	3,677,087.65
	Robert C. Troccoli	38,218,016.70	3,675,731.65
	Carol Deckbar	38,118,540.70	3,775,207.65
	Douglas Sharp	38,121,026.70	3,615,616.65
(2)	Elizabeth Krentzman	1,770.00	0.00
	Robert C. Troccoli	1,770.00	0.00
	Carol Deckbar	1,770.00	0.00
	Douglas Sharp	1,770.00	0.00
A Joint Special Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). To approve amendments to the current fundamental investment restrictions of the Fund as follows:
The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Against/Withheld	Votes Abstain

(a)	To amend the fundamental investment restriction regarding diversification	20,148,861.46	4,375,046.02	1,109,084.88
(b)	To amend the fundamental investment restriction regarding borrowing	20,142,105.46	4,400,762.02	1,090,126.88
(c)	To amend the fundamental investment restriction regarding issuing senior securities	20,211,854.46	4,296,263.02	1,124,874.88
(d)	To amend the fundamental investment restriction regarding underwriting securities issued by other persons	20,009,166.46	4,506,516.02	1,117,309.88
(e)	To amend the fundamental investment restriction regarding lending	19,987,070.46	4,510,048.02	1,135,870.88
(f)	To amend the fundamental investment restriction regarding purchasing and selling real estate	19,768,997.46	4,722,164.02	1,141,827.88
(g)	To amend the fundamental investment restriction regarding purchasing and selling commodities	19,936,733.46	4,564,965.02	1,131,291.88
(h)	To amend the fundamental investment restriction regarding industry concentration	20,029,111.46	4,466,215.02	1,137,663.88
(2). To approve the removal of the following current fundamental investment restrictions for the affected Fund as follows:
The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Against/Withheld	Votes Abstain

(a)	To remove the fundamental investment restriction regarding purchasing on margin	19,896,620.46	4,688,832.02	1,047,539.88
(b)	To remove the fundamental investment restriction(s) regarding making short sales, writing, purchasing or selling puts or calls or purchasing futures or options	19,720,805.46	4,878,712.02	1,033,472.88
(d)	To remove the fundamental investment restriction regarding investing for control or management	19,808,879.46	4,658,287.02	1,165,824.88
(d)	To remove the fundamental investment restriction regarding investing in other investment companies	20,008,486.46	4,498,138.02	1,126,363.88
(e)	To remove the fundamental investment restriction regarding investing in oil, gas or mineral exploration or development programs	19,665,307.46	4,839,841.02	1,127,841.88
(f)	To remove the fundamental investment restriction regarding investing for short-term profit	20,237,293.46	4,268,135.02	1,127,560.88

27	Invesco California Value Municipal Income Trust

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at
invesco.com/corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-07404	VK-CE-CAVMI-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco California Value Municipal Income Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024